Summary of Significant Accounting Policies (Inventories by Component) (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies Inventories By Component Details
Raw materials and supplies	$ 276,339	$ 173,922
Work in progress and growing crops	5,415,402	3,990,678
Finished goods	19,830,006	24,320,984
Inventories	$ 25,521,747	$ 28,485,584